Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [Line Items]
Total contingent liabilities	€ 3,667	€ 3,627
Brazil [Member]
Disclosure of contingent liabilities [Line Items]
Corporate reorganisation - IPI, PIS and COFINS taxes and penalties(a)	2,092	1,464
Inclusion of ICMS in the tax base for PIS and COFINS taxes(b)		655
Inputs for PIS and COFINS taxes	16	113
Goodwill amortisation	121	36
Other tax assessments - over 600 cases	1,095	1,093
Total Brazil Tax	3,324	3,361
Other contingent liabilities	19	42
Other Countries [member]
Disclosure of contingent liabilities [Line Items]
Total contingent liabilities	€ 324	€ 224